Pensions (Details) - Narrative $ in Millions		12 Months Ended
	Mar. 29, 2018 pensionPlan	Dec. 31, 2024 USD ($) pensionPlan	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Retirement Benefits [Abstract]
Number of defined benefit pension plans acquired | pensionPlan	2
Number of non-US noncontributory defined benefit pension plans sponsored | pensionPlan		2
Benefit obligation at end of period		$ 114.6	$ 114.3	$ 106.9
Fair value of plan assets at end of period		114.6	114.3	106.9
Interest cost		2.6	2.7
Expected return on plan assets		2.6	2.7
Benefit cost		$ 0.0	$ 0.0
Extensible list not disclosed flag		Consolidated Statement of Operations	Consolidated Statement of Operations
Extensible list not disclosed flag		Consolidated Statement of Operations	Consolidated Statement of Operations
Amount of defined contribution		$ 1.3	$ 2.2	$ 2.4